GOF-P4 04/26

SUPPLEMENT DATED APRIL 17, 2026
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FUND LISTED IN SCHEDULE A AND SCHEDULE B

1. Effective May 1, 2026, the following changes are made to the Summary Prospectus, Prospectus and SAI of the fund listed in Schedule A:

a. The following is added to the section titled “Fund Summary – Portfolio Managers” in the fund’s Summary Prospectus and Prospectus:

Matthew J. Adams, CFA
Portfolio Manager of Advisers and portfolio manager of the Fund since May 2026.

b. The following is added to the section titled “Fund Details – Management” in the fund’s Prospectus:

Matthew J. Adams, CFA Portfolio Manager of Advisers

Mr. Adams has been a portfolio manager of the Fund since May 2026, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton in 2005.

c. The following is added to the table in the section titled “Management and Other Services – Portfolio managers” in the fund’s SAI:

Name	Type of Account	Number of Accounts Managed	Total Assets Managed (x $1 million)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based (x $1 million)
Matthew J. Adams*	Registered Investment Companies	1	513.7	None	None
	Other Pooled Investment Vehicles	1	383.8	None	None
	Other Accounts	None	None	None	None

*Information is provided as of February 28, 2026.

d. The following is added to the table in the section titled “Management and Other Services – Portfolio managers – Ownership of Fund shares” in the fund’s SAI:

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Matthew J. Adams*	None

*Information is provided as of March 31, 2026

2. Effective September 30, 2026, the following supersedes any and all disclosure to the contrary in the Summary Prospectus, Prospectus and SAI of the fund listed in Schedule A:

The portfolio managers primarily responsible for the day-to-day management of Franklin Gold and Precious Metals Fund are Stephen M. Land, CFA (lead portfolio manager) and Matthew J. Adams, CFA (portfolio manager).

3. Effective September 30, 2026, the following supersedes any and all disclosure to the contrary in the Summary Prospectus, Prospectus and SAI of the fund listed in Schedule B:

The portfolio managers primarily responsible for the day-to-day management of Franklin Natural Resources Fund are Stephen M. Land, CFA and Matthew J. Adams, CFA.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI
FRANKLIN GOLD AND PRECIOUS METALS FUND
Franklin Gold And Precious Metals Fund	December 1, 2025

SCHEDULE B

Fund	Date of Summary Prospectus, Prospectus and SAI
FRANKLIN STRATEGIC SERIES
Franklin Natural Resources Fund	September 1, 2025

Please retain this supplement for future reference.